Siebert Williams Shank Shares [Member] Performance Management - Siebert Williams Shank Shares [Member] - Treasury Instruments Portfolio	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. Performance shown prior to October 24, 2025, the inception date of Siebert Williams Shank Shares, is that of Premier Class, another class of shares of the Portfolio that is offered in a separate prospectus. Siebert Williams Shank Shares would have substantially similar annual returns because the Premier Class is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (SIEBERT WILLIAMS SHANK)*
Bar Chart Closing [Text Block]	* For the periods shown in the bar chart above:

highest quarterly return	1.06%	first quarter of 2025
lowest quarterly return	0.98%	fourth quarter of 2025

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Closing [Text Block]
The 7‑day yield for Siebert Williams Shank Shares of the Portfolio as of December 31, 2025: 3.75%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.

Money Market Seven Day Yield, Caption [Optional Text]	The 7‑day yield for Siebert Williams Shank Shares of the Portfolio as of December 31, 2025:
Money Market Seven Day Yield Phone	800‑637‑1380
Performance Availability Website Address [Text]	https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
Performance Availability Phone [Text]	800‑637‑1380
Siebert Williams Shank Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.06%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	0.98%
Lowest Quarterly Return, Date	Dec. 31, 2025
Money Market Seven Day Yield	3.75%